Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by the Dodd-Frank Act and the SEC’s implementing rules, we are providing the following information about the relationship between executive compensation actually paid (“CAP”) and certain measures of financial performance. CAP is calculated in accordance with SEC rules and does not reflect the actual amount of compensation earned or paid during the applicable year. For further information concerning the Company’s compensation philosophy and how the Company seeks to align executive compensation with its performance, see the “Compensation Discussion and Analysis” section above.

The following table sets forth, for each of the fiscal years ended June 30, 2023, 2022 and 2021, the total compensation, as reported in the “Summary Compensation Table” (“SCT”), of our principal executive officer (“PEO”) and, on average, of our NEOs other than the PEO (the “Non-PEO NEOs”), as well as the CAP to our PEO and average CAP to the Non-PEO NEOs. The table also provides information on our total stockholder return (“TSR”) and the TSR of our selected peer group, our net income, and our adjusted pre-tax, pre-provision (“PTPP”) income, which represents our company-selected measure per SEC rules.

	SCT Total	SCT Total	CAP for	CAP for	Average SCT	Average CAP	Year-end value of $100 invested on 06/30/20			Adjusted PTPP Income
Fiscal Year	for Dana L. Stonestreet(1)	for C. Hunter Westbrook(1)	Dana L. Stonestreet(2)	C. Hunter Westbrook(2)	Total for Non- PEO NEOs(1)	for Non-PEO NEOs(2)	HTBI TSR(3)	Index TSR(4)	Net Income (in millions)	(in millions)(5)
2023	$838,177	$1,243,696	$794,485	$1,141,285	$510,914	$477,988	$136.46	$125.50	$44.6	$70.1
2022	1,087,016	---	993,523	---	566,687	530,242	160.63	135.86	35.7	44.7
2021	1,179,044	---	1,851,935	---	506,886	661,198	177.11	168.37	15.7	36.2

(1)

For fiscal 2023, Messrs. Westbrook and Stonestreet served as our PEO for different portions of the year. For fiscal 2022 and 2021, Mr. Stonestreet was the only person who served as our PEO.

The Non-PEO NEOs for fiscal 2023 include Mr. VunCannon, Ms. Powell, Mr. Sprink and Mr. Houghton. The Non-PEO NEOs for fiscal 2022 include Mr. Westbrook, Mr. VunCannon, W. Mark DeMarcus and Ms. Powell. The Non-PEO NEOs for fiscal 2021 include Mr. Westbrook, Mr. VunCannon, Marty T. Caywood, Mr. Houghton and Paula C. Labian.

The dollar amounts reported are total compensation in the SCT for the PEO and the average for the Non-PEO NEOs for each reported fiscal year.

(2)	These dollar amounts do not reflect actual amounts of compensation paid during the covered year, but reflect adjustments for (i) the year-end fair values of unvested equity awards granted in the covered year, (ii) the year-over-year difference of year-end fair values for unvested awards granted in prior years, (iii) the fair values at vest date for awards granted and vested in the covered year, (iv) the difference between prior year-end fair values and vest date fair values for awards granted in prior years that vested at the end of or during the covered year and (v) the fair value at the end of the prior year of any awards granted in a prior year that failed to meet the applicable vesting conditions (i.e., were forfeited) during the covered year. In addition, adjustments were made for the change in the actuarial present value of the NEO’s accumulated benefit under the SERP reported in the SCT and the current year service cost (which was zero, as all SERP benefits were fully vested).
(3)	Reflects the cumulative TSR of HomeTrust Bancshares, Inc. (“HTBI”) over the three-year period ended June 30, 2023. The reporting is based on a theoretical $100 invested on the last day of fiscal year 2020 and valued as of the last trading day of fiscal years 2021, 2022, and 2023. These calculated values were obtained from the S&P Cap IQ database.
(4)	Reflects the three-year cumulative TSR of the S&P US BMI Bank Index, calculated in the same manner as the HTBI TSR. This is the same peer group used by the Company in the Stockholder Return Performance Graph in its Annual Report on Form 10-K for the fiscal year ended June 30, 2023.
(5)	Net income as reported in the Company’s SEC filings, adjusted for the provision for credit losses, income tax expense, and any one-time or nonrecurring items (e.g., merger-related expenses, gain/loss on sale of securities or fixed assets, etc.). Refer to the “Executive Compensation Program in Detail” subsection of the “Compensation Discussion and Analysis” section of the Company’s proxy statements for each fiscal year covered by this disclosure for additional detail on the calculation of adjusted PTPP income for the years included above.

Calculation of Compensation Actually Paid (“CAP”)

To calculate the CAP for our PEO and the average CAP for our Non-PEO NEOs in the table above, the following adjustments were made to total compensation as reported in the SCT for each covered year.

	2023			2022		2021
	Dana L. Stonestreet	C. Hunter Westbrook	Non-PEO NEOs	Dana L. Stonestreet	Non-PEO NEOs	Dana L. Stonestreet	Non-PEO NEOs
Total compensation from SCT	$838,177	$1,243,696	$510,914	$1,087,016	$566,687	$1,179,044	$506,886
Adjustment for SERP	(14,455)	---	---	(13,766)	(5,553)	(76,343)	---
Adjustments for equity awards
Grant date fair values in the SCT	---	(288,939)	(82,329)	(154,461)	(106,695)	(162,182)	(48,173)
Year-end fair value of unvested awards granted in covered year	---	219,888	62,654	23,175	83,232	197,420	58,646
Year-over-year difference of year-end fair values of unvested awards granted in prior years	(49,332)	(47,385)	(16,980)	(88,442)	(26,198)	592,441	138,681
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years that vested at end of or during covered year	20,095	14,024	3,729	40,001	18,769	121,554	31,669
Forfeitures during covered year equal to prior year end fair value of awards granted in prior years	---	---	---	---	---	---	(26,511)
Total adjustments for equity awards	(29,237)	(102,411)	(32,926)	(79,727)	(30,891)	749,234	154,312
CAP (as calculated)	$794,485	$1,141,285	$477,988	$993,523	$530,242	$1,851,935	$661,198

Company Selected Measure Name	Adjusted PTPP Income
Named Executive Officers, Footnote	The Non-PEO NEOs for fiscal 2023 include Mr. VunCannon, Ms. Powell, Mr. Sprink and Mr. Houghton. The Non-PEO NEOs for fiscal 2022 include Mr. Westbrook, Mr. VunCannon, W. Mark DeMarcus and Ms. Powell. The Non-PEO NEOs for fiscal 2021 include Mr. Westbrook, Mr. VunCannon, Marty T. Caywood, Mr. Houghton and Paula C. Labian.
Peer Group Issuers, Footnote	(3)Reflects the cumulative TSR of HomeTrust Bancshares, Inc. (“HTBI”) over the three-year period ended June 30, 2023. The reporting is based on a theoretical $100 invested on the last day of fiscal year 2020 and valued as of the last trading day of fiscal years 2021, 2022, and 2023. These calculated values were obtained from the S&P Cap IQ database.(4)Reflects the three-year cumulative TSR of the S&P US BMI Bank Index, calculated in the same manner as the HTBI TSR. This is the same peer group used by the Company in the Stockholder Return Performance Graph in its Annual Report on Form 10-K for the fiscal year ended June 30, 2023
Adjustment To PEO Compensation, Footnote

Calculation of Compensation Actually Paid (“CAP”)

To calculate the CAP for our PEO and the average CAP for our Non-PEO NEOs in the table above, the following adjustments were made to total compensation as reported in the SCT for each covered year.

	2023			2022		2021
	Dana L. Stonestreet	C. Hunter Westbrook	Non-PEO NEOs	Dana L. Stonestreet	Non-PEO NEOs	Dana L. Stonestreet	Non-PEO NEOs
Total compensation from SCT	$838,177	$1,243,696	$510,914	$1,087,016	$566,687	$1,179,044	$506,886
Adjustment for SERP	(14,455)	---	---	(13,766)	(5,553)	(76,343)	---
Adjustments for equity awards
Grant date fair values in the SCT	---	(288,939)	(82,329)	(154,461)	(106,695)	(162,182)	(48,173)
Year-end fair value of unvested awards granted in covered year	---	219,888	62,654	23,175	83,232	197,420	58,646
Year-over-year difference of year-end fair values of unvested awards granted in prior years	(49,332)	(47,385)	(16,980)	(88,442)	(26,198)	592,441	138,681
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years that vested at end of or during covered year	20,095	14,024	3,729	40,001	18,769	121,554	31,669
Forfeitures during covered year equal to prior year end fair value of awards granted in prior years	---	---	---	---	---	---	(26,511)
Total adjustments for equity awards	(29,237)	(102,411)	(32,926)	(79,727)	(30,891)	749,234	154,312
CAP (as calculated)	$794,485	$1,141,285	$477,988	$993,523	$530,242	$1,851,935	$661,198

Non-PEO NEO Average Total Compensation Amount	$ 510,914	$ 566,687	$ 506,886
Non-PEO NEO Average Compensation Actually Paid Amount	$ 477,988	530,242	661,198
Adjustment to Non-PEO NEO Compensation Footnote

Calculation of Compensation Actually Paid (“CAP”)

To calculate the CAP for our PEO and the average CAP for our Non-PEO NEOs in the table above, the following adjustments were made to total compensation as reported in the SCT for each covered year.

	2023			2022		2021
	Dana L. Stonestreet	C. Hunter Westbrook	Non-PEO NEOs	Dana L. Stonestreet	Non-PEO NEOs	Dana L. Stonestreet	Non-PEO NEOs
Total compensation from SCT	$838,177	$1,243,696	$510,914	$1,087,016	$566,687	$1,179,044	$506,886
Adjustment for SERP	(14,455)	---	---	(13,766)	(5,553)	(76,343)	---
Adjustments for equity awards
Grant date fair values in the SCT	---	(288,939)	(82,329)	(154,461)	(106,695)	(162,182)	(48,173)
Year-end fair value of unvested awards granted in covered year	---	219,888	62,654	23,175	83,232	197,420	58,646
Year-over-year difference of year-end fair values of unvested awards granted in prior years	(49,332)	(47,385)	(16,980)	(88,442)	(26,198)	592,441	138,681
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years that vested at end of or during covered year	20,095	14,024	3,729	40,001	18,769	121,554	31,669
Forfeitures during covered year equal to prior year end fair value of awards granted in prior years	---	---	---	---	---	---	(26,511)
Total adjustments for equity awards	(29,237)	(102,411)	(32,926)	(79,727)	(30,891)	749,234	154,312
CAP (as calculated)	$794,485	$1,141,285	$477,988	$993,523	$530,242	$1,851,935	$661,198

Compensation Actually Paid vs. Total Shareholder Return
●	Company and peer group TSR versus CAP to the PEO and average CAP to the Non-PEO NEOs for each covered year.

Compensation Actually Paid vs. Net Income
●	Company net income versus CAP to the PEO and average CAP to the Non-PEO NEOs for each covered year.

Compensation Actually Paid vs. Company Selected Measure
●	Company adjusted PTPP income versus CAP to the PEO and average CAP to the Non-PEO NEOs for each covered year.

Tabular List, Table

Performance Measures

As required by SEC rules, the following have been identified as the three most important financial performance measures used by our Compensation Committee to link CAP to our fiscal 2023 NEOs to Company performance. The company-selected measure is denoted with an asterisk.

●	adjusted PTPP income*

●	efficiency ratio

●	relative return on average assets – peer group ranking

Total Shareholder Return Amount	$ 136.46	160.63	177.11
Peer Group Total Shareholder Return Amount	125.5	135.86	168.37
Net Income (Loss)	$ 44,600,000	$ 35,700,000	$ 15,700,000
Company Selected Measure Amount	70,100,000	44,700,000	36,200,000
Measure:: 1
Pay vs Performance Disclosure
Name	adjusted PTPP income
Non-GAAP Measure Description	(5)Net income as reported in the Company’s SEC filings, adjusted for the provision for credit losses, income tax expense, and any one-time or nonrecurring items (e.g., merger-related expenses, gain/loss on sale of securities or fixed assets, etc.). Refer to the “Executive Compensation Program in Detail” subsection of the “Compensation Discussion and Analysis” section of the Company’s proxy statements for each fiscal year covered by this disclosure for additional detail on the calculation of adjusted PTPP income for the years included above.
Measure:: 2
Pay vs Performance Disclosure
Name	efficiency ratio
Measure:: 3
Pay vs Performance Disclosure
Name	relative return on average assets – peer group ranking
Dana L. Stonestreet [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 838,177	$ 1,087,016	$ 1,179,044
PEO Actually Paid Compensation Amount	$ 794,485	$ 993,523	$ 1,851,935
PEO Name	Stonestreet	Stonestreet	Stonestreet
Dana L. Stonestreet [Member] | Adjustment for SERP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,455)	$ (13,766)	$ (76,343)
Dana L. Stonestreet [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(154,461)	(162,182)
Dana L. Stonestreet [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(29,237)	(79,727)	749,234
Dana L. Stonestreet [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		23,175	197,420
Dana L. Stonestreet [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(49,332)	(88,442)	592,441
Dana L. Stonestreet [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,095	40,001	121,554
C. Hunter Westbrook [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,243,696
PEO Actually Paid Compensation Amount	$ 1,141,285
PEO Name	Westbrook
C. Hunter Westbrook [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (288,939)
C. Hunter Westbrook [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(102,411)
C. Hunter Westbrook [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	219,888
C. Hunter Westbrook [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,385)
C. Hunter Westbrook [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,024
Non-PEO NEO | Adjustment for SERP [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,553)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(82,329)	(106,695)	(48,173)
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,926)	(30,891)	154,312
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,654	83,232	58,646
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,980)	(26,198)	138,681
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,729	$ 18,769	31,669
Non-PEO NEO | Equity Awards Adjustments Forfeitures During Covered Year Equal To Prior Year End Fair Value Of Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (26,511)